Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 3,037,727	$ 3,889,426	$ 6,927,153
Cosala Operations
Total	2,627,317	2,939,185	5,566,502
Drumlummon
Total		72,337	72,337
Galena Complex
Total	$ 410,410	551,006	961,416
Relief Canyon
Total		$ 326,878	$ 326,878